Portfolio of investments—December 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.91%
Communication services: 4.59%
Entertainment: 3.43%
Liberty Media Corp.-Liberty Formula One Class C†	221,700	$13,995,921
Liberty Media Corp.-Liberty Live Class C†	350,091	13,089,902
TKO Group Holdings, Inc.	169,700	13,844,126
		40,929,949
Interactive media & services: 1.16%
IAC, Inc.†	264,115	13,834,344
Consumer discretionary: 9.02%
Broadline retail: 3.09%
Global-E Online Ltd.†	442,043	17,518,164
MercadoLibre, Inc.†	12,332	19,380,232
		36,898,396
Hotels, restaurants & leisure: 3.96%
Chipotle Mexican Grill, Inc.†	6,221	14,227,178
MGM Resorts International†	324,800	14,512,064
Wingstop, Inc.	72,300	18,550,734
		47,289,976
Specialty retail: 0.86%
Wayfair, Inc. Class A†	166,200	10,254,540
Textiles, apparel & luxury goods: 1.11%
On Holding AG Class A†	489,300	13,196,421
Consumer staples: 3.44%
Beverages: 1.35%
Celsius Holdings, Inc.†	296,800	16,181,536
Personal care products: 2.09%
BellRing Brands, Inc.†	191,700	10,625,931
Coty, Inc. Class A†	1,149,500	14,276,790
		24,902,721
Financials: 5.95%
Capital markets: 3.11%
Morningstar, Inc.	80,200	22,956,448
Tradeweb Markets, Inc. Class A	155,200	14,104,576
		37,061,024
Financial services: 2.84%
Jack Henry & Associates, Inc.	119,000	19,445,790
StoneCo Ltd. Class A†	799,995	14,423,910
		33,869,700
See accompanying notes to portfolio of investments
Allspring Discovery SMID Cap Growth Fund | 1

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Health care: 18.72%
Biotechnology: 5.12%
Ascendis Pharma AS ADR†	78,347	$9,867,805
Exact Sciences Corp.†	277,500	20,529,450
Halozyme Therapeutics, Inc.†	252,200	9,321,312
Natera, Inc.†	237,600	14,883,264
Sarepta Therapeutics, Inc.†	66,400	6,402,952
		61,004,783
Health care equipment & supplies: 7.30%
DexCom, Inc.†	145,956	18,111,680
Inari Medical, Inc.†	173,740	11,279,201
Inspire Medical Systems, Inc.†	76,800	15,623,424
iRhythm Technologies, Inc.†	138,100	14,782,224
Shockwave Medical, Inc.†	101,065	19,258,946
TransMedics Group, Inc.†	101,900	8,042,967
		87,098,442
Health care providers & services: 2.88%
HealthEquity, Inc.†	256,600	17,012,580
Option Care Health, Inc.†	515,709	17,374,236
		34,386,816
Life sciences tools & services: 3.42%
Bio-Techne Corp.	324,800	25,061,568
Repligen Corp.†	87,600	15,750,480
		40,812,048
Industrials: 28.30%
Aerospace & defense: 2.16%
Axon Enterprise, Inc.†	99,758	25,770,484
Building products: 1.32%
Advanced Drainage Systems, Inc.	112,376	15,804,561
Commercial services & supplies: 7.16%
Casella Waste Systems, Inc. Class A†	353,483	30,208,657
RB Global, Inc.	201,400	13,471,646
Rollins, Inc.	423,800	18,507,346
Tetra Tech, Inc.	139,400	23,270,042
		85,457,691
Construction & engineering: 1.29%
EMCOR Group, Inc.	71,200	15,338,616
Electrical equipment: 1.83%
Vertiv Holdings Co.	455,500	21,877,665
See accompanying notes to portfolio of investments
2 | Allspring Discovery SMID Cap Growth Fund

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Ground transportation: 2.94%
J.B. Hunt Transport Services, Inc.	80,300	$16,039,122
Saia, Inc.†	43,348	18,995,961
		35,035,083
Machinery: 2.75%
Esab Corp.	143,900	12,464,618
RBC Bearings, Inc.†	71,200	20,284,168
		32,748,786
Professional services: 3.30%
Parsons Corp.†	142,300	8,923,633
Paylocity Holding Corp.†	85,400	14,078,190
WNS Holdings Ltd. ADR†	259,023	16,370,254
		39,372,077
Trading companies & distributors: 5.55%
Applied Industrial Technologies, Inc.	119,800	20,688,262
SiteOne Landscape Supply, Inc.†	164,457	26,724,262
Watsco, Inc.	43,800	18,766,986
		66,179,510
Information technology: 25.28%
Electronic equipment, instruments & components: 4.10%
Novanta, Inc.†	130,194	21,925,971
Teledyne Technologies, Inc.†	60,372	26,943,420
		48,869,391
IT services: 3.48%
Globant SA†	110,845	26,378,893
MongoDB, Inc.†	36,863	15,071,438
		41,450,331
Semiconductors & semiconductor equipment: 5.40%
Axcelis Technologies, Inc.†	67,400	8,741,106
Entegris, Inc.	140,000	16,774,800
Impinj, Inc.†	150,200	13,522,506
Monolithic Power Systems, Inc.	18,900	11,921,742
Onto Innovation, Inc.†	87,900	13,439,910
		64,400,064
Software: 12.30%
BILL Holdings, Inc.†	145,414	11,864,328
CCC Intelligent Solutions Holdings, Inc.†	1,579,500	17,990,505
Clearwater Analytics Holdings, Inc. Class A†	714,300	14,307,429
Confluent, Inc. Class A†	499,100	11,678,940
Descartes Systems Group, Inc.†	116,800	9,818,208
Dynatrace, Inc.†	324,000	17,719,560
Fair Isaac Corp.†	9,900	11,523,699
HubSpot, Inc.†	30,300	17,590,362
See accompanying notes to portfolio of investments
Allspring Discovery SMID Cap Growth Fund | 3

Portfolio of investments—December 31, 2023 (unaudited)

	Shares	Value
Software(continued)
Tyler Technologies, Inc.†	43,400	$18,146,408
Zscaler, Inc.†	72,700	16,107,412
		146,746,851
Materials: 1.60%
Metals & mining: 1.60%
ATI, Inc.†	420,500	19,120,135
Real estate: 2.01%
Industrial REITs : 2.01%
Rexford Industrial Realty, Inc.	426,565	23,930,296
Total common stocks (Cost $888,052,346)		1,179,822,237

		Yield
Short-term investments: 1.36%
Investment companies: 1.36%
Allspring Government Money Market Fund Select Class♠∞		5.28%	16,189,330	16,189,330
Total short-term investments (Cost $16,189,330)				16,189,330
Total investments in securities (Cost $904,241,676)	100.27%			1,196,011,567
Other assets and liabilities, net	(0.27)			(3,244,141)
Total net assets	100.00%			$1,192,767,426

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$13,072,799	$125,980,883	$(122,864,352)	$0	$0	$16,189,330	16,189,330	$417,732
See accompanying notes to portfolio of investments
4 | Allspring Discovery SMID Cap Growth Fund

Notes to portfolio of investments—December 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$54,764,293	$0	$0	$54,764,293
Consumer discretionary	107,639,333	0	0	107,639,333
Consumer staples	41,084,257	0	0	41,084,257
Financials	70,930,724	0	0	70,930,724
Health care	223,302,089	0	0	223,302,089
Industrials	337,584,473	0	0	337,584,473
Information technology	301,466,637	0	0	301,466,637
Materials	19,120,135	0	0	19,120,135
Real estate	23,930,296	0	0	23,930,296
Short-term investments
Investment companies	16,189,330	0	0	16,189,330
Total assets	$1,196,011,567	$0	$0	$1,196,011,567
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Discovery SMID Cap Growth Fund | 5